Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.1%
Canada - 0.3%
Interactive Media & Services - 0.3%
Enthusiast Gaming Holdings, Inc. (a)	97,713	$287,357

Cayman Islands - 12.7%
Electronic Equipment, Instruments & Components - 0.4%
VSTECS Holdings, Ltd.	448,794	420,733
Entertainment - 8.7% (d)
Archosaur Games, Inc. (f)	481,451	496,421
Bilibili, Inc. - ADR (a)(b)	29,261	1,357,710
CMGE Technology Group, Ltd.	981,736	390,300
DouYu International Holdings, Ltd. - ADR (a)	138,594	365,888
HUYA, Inc. - ADR (a)	54,632	379,146
iDreamSky Technology Holdings, Ltd. (a)(f)	2,200,739	1,763,967
IGG, Inc.	1,464,603	1,301,652
Kingsoft Corp., Ltd.	96,367	423,283
NetDragon Websoft Holdings, Ltd.	420,719	988,461
NetEase, Inc. - ADR	6,491	660,654
Sea, Ltd. - ADR (a)	1,544	345,408
XD, Inc. (a)	68,073	344,837
Total Entertainment		8,817,727
Interactive Media & Services - 1.9%
Hello Group, Inc. - ADR	41,781	375,193
JOYY, Inc. - ADR (b)	8,591	390,289
Sohu.com, Ltd. - ADR (a)(b)	21,847	355,669
Tencent Holdings, Ltd.	11,476	672,293
Total Interactive Media & Services		1,793,444
Technology Hardware, Storage & Peripherals - 1.7%
Razer, Inc. (a)(f)	5,483,956	1,701,967
Total Cayman Islands		12,733,871

France - 3.0%
Entertainment - 2.3% (d)
Focus Home Interactive SA (a)	8,373	467,100
Ubisoft Entertainment SA (a)	36,428	1,786,251
Total Entertainment		2,253,351
Media - 0.7%
Vivendi SE	54,918	743,411
Total France		2,996,762

Germany - 0.4%
Health Care Equipment & Supplies - 0.4%
Carl Zeiss Meditec AG	2,144	451,208

Israel - 0.4%
Software - 0.4%
ironSource, Ltd. - Class A (a)(b)	47,998	371,505

Italy - 0.3%
Entertainment - 0.3% (d)
Digital Bros SpA	10,221	348,167

Japan - 15.6%
Entertainment - 11.4% (d)
Akatsuki, Inc.	15,470	387,725
Capcom Co., Ltd.	68,980	1,623,905
COLOPL, Inc.	59,761	341,328
DeNa Co., Ltd.	27,393	421,742
Gumi, Inc.	51,093	306,034
GungHo Online Entertainment, Inc.	15,278	343,732
Koei Tecmo Holdings Co., Ltd.	9,371	368,632
Konami Holdings Corp.	32,881	1,577,876
Marvelous, Inc.	56,089	356,438
Nexon Co., Ltd.	87,137	1,684,714
Nintendo Co., Ltd.	3,790	1,767,656
SNK Corp. - ADR (a)	19,829	601,334
Square Enix Holdings Co., Ltd.	33,103	1,697,885
Total Entertainment		11,479,001
Household Durables - 0.7%
Sony Group Corp. - ADR (a)	5,814	734,890
Interactive Media & Services - 1.9%
Gree, Inc.	217,987	1,605,104
Mixi, Inc.	23,236	407,029
Total Interactive Media & Services		2,012,133
Leisure Products - 1.2%
Bandai Namco Holdings, Inc.	4,996	390,629
Furyu Corp.	33,410	397,910
Sega Sammy Holdings, Inc.	24,615	386,676
Total Leisure Products		1,175,215
Media - 0.4%
CyberAgent, Inc.	22,944	381,768
Total Japan		15,783,007

Malta - 0.3%
Entertainment - 0.3% (d)
Media & Games Invest SE (a)(b)	70,367	344,485

Norway - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Nordic Semiconductor ASA (a)	21,742	734,728

Poland - 2.2%
Entertainment - 2.2% (d)
CD Projekt SA	39,142	1,873,966
TEN Square Games SA	4,195	363,366
Total Entertainment		2,237,332

Republic of Korea - 17.7%
Entertainment - 17.0% (d)
Com2uS Corp.	14,252	1,896,670
Com2uS Holdings Corp. (a)	2,657	530,841
Gravity Co., Ltd. - ADR (a)	4,493	306,063
JoyCity Corp. (a)	50,115	432,117
Kakao Games Corp. (a)	22,273	1,705,020
Krafton, Inc. (a)	4,060	1,571,062
Nat Games Co., Ltd. (a)	27,749	547,394
NCSoft Corp.	2,953	1,597,290
Neowiz (a)	13,604	413,127
Netmarble Corp. (f)	17,271	1,816,088
NHN Corp. (a)	46,904	1,775,546
Pearl Abyss Corp. (a)	17,599	2,047,481
Webzen, Inc. (a)	16,874	410,228
WeMade Entertainment Co., Ltd.	12,081	1,807,958
Wysiwyg Studios Co., Ltd. (a)	10,430	349,202
Total Entertainment		17,206,087
Hotels, Restaurants & Leisure - 0.3%
DoubleUGames Co., Ltd.	7,327	356,873
Interactive Media & Services - 0.4%
AfreecaTV Co., Ltd.	2,421	412,817
Total Republic of Korea		17,975,777

Sweden - 8.1%
Electronic Equipment, Instruments & Components - 0.3%
Thunderful Group AB (a)	54,808	348,759
Entertainment - 6.8% (d)
Embracer Group AB (a)	167,982	1,794,111
Enad Global 7 AB (a)(b)	116,790	452,364
G5 Entertainment AB	7,736	339,705
Modern Times Group MTG - Class B (a)	41,711	426,517
Paradox Interactive AB (b)	109,446	2,161,984
Stillfront Group AB (a)	324,084	1,732,283
Total Entertainment		6,906,964
Hotels, Restaurants & Leisure - 0.4%
LeoVegas AB (f)	104,277	404,359
Media - 0.4%
Nordic Entertainment Group AB - Class B (a)	8,276	429,727
Technology Hardware, Storage & Peripherals - 0.2%
Tobii AB (a)	47,371	192,499
Total Sweden		8,282,308

Switzerland - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA (b)	5,104	420,978

Taiwan, Province of China - 6.5%
Entertainment - 2.1% (d)
Gamania Digital Entertainment Co., Ltd.	162,042	412,909
International Games System Co., Ltd.	60,934	1,746,509
Total Entertainment		2,159,418
Technology Hardware, Storage & Peripherals - 4.4%
Acer, Inc.	689,298	758,634
ASROCK, Inc.	45,418	462,109
Asustek Computer, Inc.	53,285	724,154
HTC Corp. (a)	241,512	740,240
Micro-Star International Co., Ltd.	298,612	1,732,288
Total Technology Hardware, Storage & Peripherals		4,417,425
Total Taiwan, Province of China		6,576,843

United Kingdom - 5.3%
Entertainment - 3.4% (d)
Frontier Developments PLC (a)	14,821	357,084
Sumo Group PLC (a)	267,860	1,859,937
Team17 Group PLC (a)	112,930	1,192,277
Total Entertainment		3,409,298
IT Services - 1.9%
Keywords Studios PLC	49,236	1,960,643
Total United Kingdom		5,369,941

United States - 24.9%
Entertainment - 13.8% (d)
Activision Blizzard, Inc.	30,221	2,010,603
Electronic Arts, Inc. (b)	14,123	1,862,824
Playtika Holding Corp. (a)	102,448	1,771,326
ROBLOX Corp. - Class A (a)(b)	14,808	1,527,593
Sciplay Corp. - Class A (a)	111,990	1,543,222
Skillz, Inc. (a)(b)	200,855	1,494,361
Take-Two Interactive Software, Inc. (a)	10,729	1,906,758
Zynga, Inc. - Class A (a)	300,064	1,920,410
Total Entertainment		14,037,097
Interactive Media & Services - 0.7%
Alphabet, Inc. - Class C (a)	244	706,036
Real Estate Management & Development - 0.4%
eXp World Holdings, Inc. (b)	11,441	385,447
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	4,629	666,113
Intel Corp.	14,092	725,738
NVIDIA Corp.	2,171	638,513
Qualcomm, Inc.	3,940	720,508
Total Semiconductors & Semiconductor Equipment		2,750,872
Software - 3.2%
AppLovin Corp. - Class A (a)	4,464	420,777
Microsoft Corp.	2,117	711,989
PTC, Inc. (a)(b)	3,635	440,380
Unity Software, Inc. (a)(b)	11,365	1,625,081
Total Software		3,198,227
Specialty Retail - 1.4%
GameStop Corp. - Class A (a)(b)	9,536	1,415,047
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	4,259	756,271
Corsair Gaming, Inc. (a)(b)	79,493	1,670,148
Turtle Beach Corp. (a)(b)	14,643	325,953
Total Technology Hardware, Storage & Peripherals		2,752,372
Total United States		25,245,098

Virgin Islands (UK) - 0.3%
Interactive Media & Services - 0.3%
VK Co., Ltd. - ADR (a)	23,115	267,903
TOTAL COMMON STOCKS (Cost $101,266,667)		100,427,270

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.9%
ETFMG Sit Ultra Short ETF (e)	75,000	3,714,668
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	10,423,151	10,423,151
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $14,170,999)		14,137,819

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 0.03% (c)	789,287	789,287
TOTAL SHORT-TERM INVESTMENTS (Cost $789,287)		789,287

Total Investments (Cost $116,226,953) - 113.8%		115,354,376
Liabilities in Excess of Other Assets - (13.8)%		(14,027,906)
TOTAL NET ASSETS - 100.0%		$101,326,470

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Entertainment Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated securities held during the three months ended December 31, 2021 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified insitutional investors. At December 31, 2021, the market value of these securities total $6,182,802, which represents 6.10% of total net assets.

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
ETFMG Sit Ultra Short ETF	$ 3,731,625	$ -	$ -	$ -	$ (16,957)	$ 1,399	$ 3,714,668	75,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

GAMR
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$100,427,270	$-	$-	$100,427,270
Short-Term Investments	789,287	-	-	789,287
ETFMG Sit Ultra Short ETF**	3,714,668	-	-	3,714,668
Investments Purchased with Securities Lending Collateral*	-	-	-	10,423,151
Total Investments in Securities	$104,931,225	$-	$-	$115,354,376

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.